Cash Dividends - Additional Information (Detail) (CAD) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Dividends [Line Items]
Dividend declared for common share holders		50,193	32,426
Cash dividend declared for common share holders		42,850	32,426
Cash dividend declared per common share	0.0775	0.2950	0.2400
Dividend declared, record date	Dec. 31, 2012
Dividend declared, payable date	Jan. 15, 2013
Dividend paid		46,259	32,949
Series A Preferred Stock
Dividends [Line Items]
Dividend declared, record date		Dec. 17, 2012
Dividend declared per preferred share		0.1603
Dividend paid		769